Schedule of Performance Rights Assumptions on Grant Date (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share price	$ 9.12	$ 10.76
Expected volatility	44.66%	39.91%
Risk free interest rate	4.73%	3.41%
Weighted average expected option life (in years)	8 months 1 day	8 months 15 days
Expected dividend yield	0.548%	0.465%